NET LOANS RECEIVABLE	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
NET LOANS RECEIVABLE
8.	NET LOANS RECEIVABLE

The Company’s primary business activity is with customers located within its local market area of Northern Allegheny and Southern Butler counties within the state of Pennsylvania. The Company has concentrated its lending efforts by granting residential and construction mortgage loans to customers throughout its immediate trade area. The Company also selectively funds and participates in commercial and residential mortgage loans outside of its immediate trade area, provided such loans meet the Company’s credit policy guidelines. At June 30, 2019 and 2018, the Company had approximately $3.6 million and $1.8 million, respectively, of outstanding loans for land development and construction in the local trade area. Although the Company had a diversified loan portfolio at June 30, 2019 and 2018, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

Certain officers, directors, and their associates were customers of, and had transactions with, the Company in the ordinary course of business. There were no loans to those directors, executive officers, or their associates during the fiscal years ended June 30, 2019 and 2018.

The following table summarizes the primary segments of the loan portfolio as of June 30, 2019 and June 30, 2018.

	June 30, 2019			June 30, 2018
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$76,789	$—	$76,789	$72,237	$—	$72,237
Construction	2,907	—	2,907	1,769	—	1,769
Land acquisition & development	694	—	694	—	—	—
Multi-family dwellings	3,123	—	3,123	3,390	—	3,390
Commercial	3,727	—	3,727	3,482	—	3,482
Consumer Loans
Home equity	906	—	906	861	—	861
Home equity lines of credit	1,953	—	1,953	2,177	—	2,177
Other	112	—	112	125	—	125
Commercial Loans	418	—	418	633	—	633

	$90,629	$—	$90,629	$84,674	$—	$84,674

Less: Deferred loan costs	507			469
Allowance for loan losses	(548)			(468)

Total	$90,588			$84,675

Impaired loans are loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The following loan categories are collectively evaluated for impairment. First mortgage loans: 1 – 4 family dwellings and all consumer loan categories (home equity, home equity lines of credit, and other). The following loan categories are individually evaluated for impairment. First mortgage loans: construction, land acquisition and development, multi-family dwellings, and commercial. The Company evaluates commercial loans not secured by real property individually for impairment. At June 30, 2019 and 2018, there were no loans considered to be impaired.

Total nonaccrual loans as of June 30, 2019 and June 30, 2018 and the related interest income recognized during the fiscal years ended June 30, 2019 and June 30, 2018 are as follows:

	June 30, 2019	June 30, 2018
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$225	$235
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$225	$235

Average nonaccrual loans:
1 – 4 family dwellings	$231	$242
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$231	$242

Income that would have been recognized	$15	$15
Interest income recognized	$15	$21
Interest income foregone	$—	$—

The Company’s loan portfolio may include troubled debt restructurings (TDRs), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

During fiscal 2019 and 2018, there were no loans modified and considered a trouble debt restructuring. At June 30, 2019 and 2018, there were no previously modified TDRs in default.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance account. Subsequent recoveries, if any, are credited to the allowance. The allowance is maintained at a level believed adequate by management to absorb estimated potential loan losses. Management’s determination of the adequacy of the allowance is based on periodic evaluations of the loan portfolio considering past experience, current economic conditions, composition of the loan portfolio and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant change.

Effective December 13, 2006, the FDIC, in conjunction with the other federal banking agencies adopted a Revised Interagency Policy Statement on the Allowance for Loan and Lease Losses (“ALLL”). The revised policy statement revised and replaced the banking agencies’ 1993 policy statement on the ALLL. The revised policy statement provides that an institution must maintain an ALLL at a level that is appropriate to cover estimated credit losses on individually evaluated loans determined to be impaired, as well as estimated credit losses inherent in the remainder of the loan and lease portfolio. The banking agencies also revised the policy to ensure consistency with generally accepted accounting principles (“GAAP”). The revised policy statement updates the previous guidance that describes the responsibilities of the board of directors, management, and bank examiners regarding the ALLL, factors to be considered in the estimation of the ALLL, and the objectives and elements of an effective loan review system.

Federal regulations require that each insured savings institution classify its assets on a regular basis. In addition, in connection with examinations of insured institutions, federal examiners have authority to identify problem assets and, if appropriate, classify them. There are three classifications for problem assets: “substandard”, “doubtful” and “loss”. Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. An asset classified as loss is considered uncollectible and of such little value that continuance as an asset of the institution is not warranted. Another category designated “asset watch” is also utilized by the Bank for assets which do not currently expose an insured institution to a sufficient degree of risk to warrant classification as substandard, doubtful or loss. Assets classified as substandard or doubtful require the institution to establish general allowances for loan losses. If an asset or portion thereof is classified as loss, the insured institution must either establish specific allowances for loan losses in the amount of 100% of the portion of the asset classified loss, or charge-off such amount. General loss allowances established to cover possible losses related to assets classified substandard or doubtful may be included in determining an institution’s regulatory capital, while specific valuation allowances for loan losses do not qualify as regulatory capital.

The Company’s general policy is to internally classify its assets on a regular basis and establish prudent general valuation allowances that are adequate to absorb losses that have not been identified but that are inherent in the loan portfolio. The Company maintains general valuation allowances that it believes are adequate to absorb losses in its loan portfolio that are not clearly attributable to specific loans. The Company’s general valuation allowances are within the following general ranges: (1) 0% to 5% of assets subject to special mention; (2) 5.00% to 100% of assets classified substandard; and (3) 50% to 100% of assets classified doubtful. Any loan classified as loss is charged-off. To further monitor and assess the risk characteristics of the loan portfolio, loan delinquencies are reviewed to consider any developing problem loans. Based upon the procedures in place, considering the Company’s past charge-offs and recoveries and assessing the current risk elements in the portfolio, management believes the allowance for loan losses at June 30, 2019, is adequate.

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2019 and 2018:

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non- accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2019
First mortgage loans:
1 – 4 family dwellings	$76,564	$—	$—	$—	$225	$225	$76,789
Construction	2,907	—	—	—	—	—	2,907
Land acquisition & development	694	—	—	—	—	—	694
Multi-family dwellings	3,123	—	—	—	—	—	3,123
Commercial	3,727	—	—	—	—	—	3,727
Consumer Loans
Home equity	906	—	—	—	—	—	906
Home equity lines of credit	1,953	—	—	—	—	—	1,953
Other	112	—	—	—	—	—	112
Commercial Loans	418	—	—	—	—	—	418

	$90,404	$—	$—	$—	$225	$225	90,629

Deferred loan costs							507
Allowance for loan losses							(548)

Net Loans Receivable							$90,588

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2018
First mortgage loans:
1 – 4 family dwellings	$72,002	$—	$—	$—	$235	$235	$72,237
Construction	1,769	—	—	—	—	—	1,769
Land acquisition & development	—	—	—	—	—	—	—
Multi-family dwellings	3,390	—	—	—	—	—	3,390
Commercial	3,482	—	—	—	—	—	3,482
Consumer Loans
Home equity	861	—	—	—	—	—	861
Home equity lines of credit	2,177	—	—	—	—	—	2,177
Other	125	—	—	—	—	—	125
Commercial Loans	633	—	—	—	—	—	633

	$84,439	$—	$—	$—	$235	$235	84,674

Deferred loan costs							469
Allowance for loan losses							(468)

Net Loans Receivable							$84,675

Credit Quality Information

The following tables represent credit exposure by internally assigned grades for the fiscal years ended June 30, 2019 and 2018. The grading system analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or not at all. The Company’s internal credit risk grading system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and can be characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard loan. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as loss are considered uncollectible, or of such value that continuance as a loan is not warranted.

The primary credit quality indicator used by management in the 1 – 4 family and consumer loan portfolios is the performance status of the loans. Payment activity is reviewed by Management on a monthly basis to determine how loans are performing. Loans are considered to be non-performing when they become 90 days delinquent, have a history of delinquency, or have other inherent characteristics which Management deems to be weaknesses.

The following tables present the Company’s internally classified construction, land acquisition and development, multi-family residential, commercial real estate and commercial (not secured by real estate) loans at June 30, 2019 and 2018.

	June 30, 2019
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$2,907	$694	$3,123	$3,727	$418
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$2,907	$694	$3,123	$3,727	$418

	June 30, 2018
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$1,769	$—	$3,390	$3,482	$633
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,769	$—	$3,390	$3,482	$633

The following table presents performing and non-performing 1 – 4 family residential and consumer loans based on payment activity for the periods ended June 30, 2019 and June 30, 2018.

	June 30, 2019
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$76,564	$2,971
Non-performing	225	—

Total	$76,789	$2,971

	June 30, 2018
	1 –4 Family	Consumer

	(Dollars in Thousands)
Performing	$72,002	$3,163
Non-performing	235	—

Total	$72,237	$3,163